Financial Instruments - Summary of Partnership's Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other receivables:
Advances to equity accounted joint venture	$ 62,880
Financing receivables	60,210	33,215
Payment Activity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	30,262	33,215
Other Internal Metrics [Member] | Performing [Member]
Other receivables:
Advances to equity accounted joint venture	$ 29,948